NOTES PAYABLE RELATED PARTY (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Short term portion
Short term Notes payable - related party	$ 150,000	$ 200,000			$ 452,000
Long term portion
Long term Notes payabe - related parties		0			1,975,000
Dan Pappalardo [Member]
Short term portion
Short term Notes payable - related party	150,000	200,000	$ 17,000	$ 200,000	217,000
Tom Ochocki [Member]
Short term portion
Short term Notes payable - related party		2,198,000			1,975,000
Long term portion
Long term Notes payabe - related parties		0			1,975,000
Estate Of Sally Pappalardo [Member]
Short term portion
Short term Notes payable - related party	$ 0	$ 0		$ 235,000	$ 235,000